Revenue from Contracts with Customers - Disaggregation of Revenues (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 581,977	$ 533,732	$ 736,654	$ 691,710
Subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	501,011	445,338	608,300	557,421
Select Subscription Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues			267,249	273,745
Enterprise license subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	165,268	135,959	184,833	182,816
Term license subscriptions
Disaggregation of Revenue [Line Items]
Total revenues	135,895	112,815	156,218	100,860
Licenses
Disaggregation of Revenue [Line Items]
Total revenues	245,639	225,921	311,689
Services
Disaggregation of Revenue [Line Items]
Total revenues	44,946	50,139	68,661	73,224
Professional services (recurring)
Disaggregation of Revenue [Line Items]
Total revenues	11,624	15,682	22,797	25,981
Professional services (other)
Disaggregation of Revenue [Line Items]
Total revenues	$ 33,322	$ 34,457	$ 45,864	$ 47,243
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark
Disaggregation of Revenue [Line Items]
Concentration risk percentage			8.00%
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenues			$ 734,849
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Subscriptions
Disaggregation of Revenue [Line Items]
Total revenues			613,925
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Select Subscription Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues			267,340
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Enterprise license subscriptions
Disaggregation of Revenue [Line Items]
Total revenues			196,081
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Term license subscriptions
Disaggregation of Revenue [Line Items]
Total revenues			150,504
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Services
Disaggregation of Revenue [Line Items]
Total revenues			68,405
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Professional services (recurring)
Disaggregation of Revenue [Line Items]
Total revenues			22,974
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Professional services (other)
Disaggregation of Revenue [Line Items]
Total revenues			$ 45,431